Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-Based Compensation

9. Share-Based Compensation

Certain of the Company’s employees participate in share-based compensation plans sponsored by Dean Foods. These plans provide employees with restricted stock units or options to purchase shares of Dean Foods’ common stock. Given that the Company’s employees directly benefit from participation in these plans, the expense incurred by Dean Foods for stock and options granted specifically to our employees has been reflected in the Company’s unaudited condensed consolidated statements of operations. These amounts were based on the awards and terms previously granted to our employees, but may not reflect the equity awards or results that we would have experienced or expect to experience as a stand-alone public company. No new grants of Dean Foods’ equity were made to our employees after completion of our initial public offering. Prior to completion of the initial public offering, expenses related to the corporate employees of Dean Foods were allocated based on the Company’s percentage of Dean Foods’ total sales and totaled $1.0 million for the three months ended March 31, 2012.

For the Dean Foods plans, the share and unit data presented in the tables below only reflect the costs that were directly attributable to the Company’s employees and none of the allocated expenses of Dean Foods’ corporate employees.

On August 7, 2012, the Dean Foods Compensation Committee, the Dean Foods board of directors, and our board of directors approved the terms of our 2012 Stock Incentive Plan (the “2012 SIP”). In connection with our initial public offering, 20 million shares of our Class A common stock were reserved for issuance under the 2012 SIP upon the exercise of stock options, restricted stock units, or restricted stock that will be issued to our employees and non-employee directors. The 2012 SIP also includes awards of stock appreciation rights (“SARs”) and phantom shares as part of our long-term incentive compensation program. In general, awards granted under the 2012 SIP vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date. With the exception of the awards granted in connection with the initial public offering, unvested awards vest immediately upon a change of control and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability.

Dean Foods Stock Options

The following table summarizes stock option activity during the first quarter of 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	6,845,250	$18.45
Granted	—	—
Forfeited and cancelled(1)	(227,361)	18.09
Exercised	(89,916)	12.26
Transferred(2)	907,853	21.49

Options outstanding at March 31, 2013	7,435,826	18.91	5.26	$18,087,012

Options exercisable at March 31, 2013	6,189,585	$20.38	4.59	$9,956,681

(1)	Pursuant to the terms of Dean Foods stock option plans, options that are cancelled or forfeited may be available for future grants.
(2)	Transferred options are attributable to employees that transferred to or from other Dean Foods’ divisions.

Share-based compensation expense for stock options is recognized ratably over the vesting period. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model, using the following assumptions:

	Three months ended March 31,
	2013 (1)	2012
Expected volatility	—	44%
Expected dividend yield	—	0%
Expected option term	—	5 years
Risk-free rate of return	—	0.88% to 0.89%

(1)	Dean Foods does not plan to grant any Dean Foods stock options to WhiteWave non-employee directors, executive officers, and employees during 2013.

WhiteWave Stock Options

The following table summarizes stock option activity during the first quarter of 2013:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2013	2,445,327	$16.98
Granted	1,230,095	15.16
Forfeited and cancelled(1)	—	—
Exercised	—	—

Options outstanding at March 31, 2013	3,675,422	16.37	9.67	$2,573,104

Options vested and expected to vest at March 31, 2013	3,498,720	16.37	9.67	2,438,230
Options exercisable at March 31, 2013	53,676	$15.16	9.88	$102,521

(1)	Pursuant to the terms of the SIP, options that are cancelled or forfeited may be available for future grants.

Share-based compensation expense for stock options is recognized ratably over the vesting period. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Three months ended March 31, 2013
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.13%

Dean Foods Restricted Stock Units

The following table summarizes RSU activity during the first quarter of 2013:

RSUs outstanding January 1, 2013	786,710
RSUs issued	—
RSUs cancelled or forfeited(1)	(60,747)
Shares issued upon vesting of RSUs	(351,503)
RSUs transferred(2)	30,344
RSUs outstanding at March 31, 2013	404,804

Weighted average grant date fair value per share	$11.78

(1)	Pursuant to the terms of the stock unit plans, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.
(2)	Transferred RSUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

WhiteWave Restricted Stock Units

The following table summarizes RSU activity during the first quarter of 2013:

RSUs outstanding January 1, 2013	674,681
RSUs issued	346,913
Shares issued upon vesting of RSUs	—
RSUs cancelled or forfeited(1)	—

RSUs outstanding at March 31, 2013	1,021,594

Weighted average grant date fair value per share	$16.36

(1)	Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

Dean Foods Cash Performance Units

In 2010, Dean Foods began granting cash performance units (“CPUs”) to employees as part of its long-term incentive compensation program under the terms of the 2007 Stock Incentive Plan (the “2007 Plan”). The CPU awards are cash-settled awards and are designed to link compensation of certain executive officers and other key employees to Dean Foods’ performance over a three-year period. The performance metric, as defined in the awards, is the performance of the Dean Foods stock price relative to that of a peer group of companies. The range of payout under the awards is between 0% and 200% and is payable in cash at the end of each respective performance period. The fair value of the awards is measured at each reporting period. Compensation expense related to the Company’s direct employees is recognized over the vesting period which is recorded in general and administrative expenses in the unaudited condensed consolidated statements of operations. In the periods subsequent to completion of our initial public offering, a corresponding liability has been recorded in other long-term liabilities in our unaudited condensed consolidated balance sheets.

In connection with our initial public offering, Dean Foods valued the 2011 and 2012 CPU awards for our executives based on performance as of December 31, 2012, instead of at the end of the originally scheduled 36-month performance periods. The cash value of these awards was paid out on a prorated basis during the three months ended March 31, 2013.

The following table summarizes CPU activity with respect to the 2011 and 2012 CPU awards during the first quarter of 2013:

Units
Outstanding at January 1, 2013	6,105,000
Granted	—
Converted/paid	(6,105,000)
Forfeited	—

Outstanding at March 31, 2013	—

Dean Foods Phantom Shares

In 2011, Dean Foods began granting phantom shares as part of its long-term incentive compensation program, which are similar to RSUs in that they are based on the price of Dean Foods stock and vest ratably over a three-year period, but are cash-settled based upon the value of Dean Foods stock at each vesting period. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the unaudited condensed consolidated statements of operations. In the periods subsequent to completion of our initial public offering, a corresponding liability has been recorded in accounts payable and accrued expenses in our unaudited condensed consolidated balance sheets. The following table summarizes the phantom share activity during the first quarter of 2013:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	397,618	$11.43
Granted	—	—
Converted/paid	(155,398)	11.10
Forfeited	(7,442)	11.45
Transferred(1)	2,566	11.90

Outstanding at March 31, 2013	237,344	$11.65

(1)	Transferred phantom shares are attributable to employees that transferred to or from other Dean Foods’ divisions.

WhiteWave Phantom Shares

We grant phantom shares under the 2012 SIP as part of our long-term incentive compensation program, which are similar to RSUs in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at each vesting period. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the unaudited condensed consolidated statements of operations. A corresponding liability has been recorded in accounts payable and accrued expenses in our unaudited condensed consolidated balance sheets. The following table summarizes the phantom share activity during the first quarter of 2013:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2013	225,771	$17.00
Granted	208,879	15.16
Converted/paid	—	—
Forfeited	(4,495)	16.12

Outstanding at March 31, 2013	430,155	$16.12

WhiteWave SARs

We grant SARs under the 2012 SIP as part of our long-term incentive compensation program, which are similar to stock options in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at the exercise date. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the unaudited condensed consolidated statements of operations. A corresponding liability has been recorded in accounts payable and accrued expenses in our unaudited condensed consolidated balance sheets. The following table summarizes SAR activity during the first quarter of 2013:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2013	211,111	$17.00
Granted	82,582	15.16
Forfeited and cancelled(1)	—	—
Exercised	—	—

SARs outstanding at March 31, 2013	293,693	16.48	9.66	$172,509

SARs exercisable at March 31, 2013	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.

The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Three months ended March 31, 2013
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.13%

Share-Based Compensation Expense

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods long-term incentive compensation plan in periods prior to completion of our initial public offering:

	Three months ended March 31,
	2013	2012
	(In thousands)
Share-based compensation expense funded Dean Foods
Dean Foods stock options	$—	$346
Dean Foods RSUs	—	743
Dean Foods CPUs	—	92
Dean Foods phantom shares	—	738

Total share-based compensation expense funded Dean Foods	$—	$1,919

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods equity classified plans, as well as expense related to the Company’s equity classified plans, in periods after the completion of our initial public offering:

	Three months ended March 31,
	2013	2012
	(In thousands)
Share-based compensation expense
Dean Foods stock options	$288	$—
Dean Foods RSUs	373	—
WhiteWave stock options	3,201	—
WhiteWave RSUs	2,950	—

Total share-based compensation expense	$6,812	$—

11. Share-Based Compensation

Certain of the Company’s employees participate in share-based compensation plans sponsored by Dean Foods. These plans provide employees with restricted stock units or options to purchase shares of Dean Foods’ common stock. Given that the Company’s employees directly benefit from participation in these plans, the expense incurred by Dean Foods for stock and options granted specifically to our employees has been reflected in the Company’s consolidated statements of operations. These amounts were based on the awards and terms previously granted to our employees, but may not reflect the equity awards or results that we would have experienced or expect to experience as a stand-alone public company. No new grants of Dean Foods’ equity were made to our employees after completion of our initial public offering. Prior to completion of our initial public offering, expenses related to the corporate employees of Dean Foods were allocated based on the Company’s percentage of Dean Foods’ total sales and totaled $4.3 million, $2.9 million, and $2.5 million for the years ended December 31, 2012, 2011, and 2010, respectively.

For the Dean Foods plans, the share and unit data presented in the tables below only reflect the costs that were directly attributable to the Company’s employees and none of the allocated expenses of Dean Foods’ corporate employees.

Dean Foods Stock Options

Under the terms of the stock option plans, the Company’s employees may be granted options to purchase Dean Foods’ common stock at a price equal to the market price on the date the option is granted. In general, Dean Foods’ employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date. All unvested options vest immediately upon a change of control and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability.

Share-based compensation expense for stock options is recognized ratably over the vesting period. The expense totaled $1.2 million, $1.7 million, and $2.8 million for the years ended December 31, 2012, 2011, and 2010, respectively. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

	Year ended December 31,
	2012	2011	2010
Expected volatility	44%	41%	34%
Expected dividend yield	0%	0%	0%
Expected option term	5 years	5 years	5 years
Risk-free rate of return	0.62 to 0.89%	1.32 to 2.30%	1.26 to 2.59%

The expected term of the options represents the estimated period of time until exercise and is based on historical experience of similar awards, giving consideration to contractual terms (generally 10 years), vesting schedules, and expectations of future employee behavior. Expected stock price volatility is based on a consolidation of historical volatility of Dean Foods stock and expectations with regard to future volatility. The risk-free rates are based on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent remaining term. Dean Foods has not historically declared or paid a regular cash dividend on its common stock.

The following table summarizes stock option activity during the year ended December 31, 2012:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2012	2,505,556	$21.06
Granted	295,951	12.07
Forfeited and cancelled(1)	(504,464)	20.29
Exercised	(35,837)	13.04
Transferred(2)	4,584,044	17.62

Options outstanding at December 31, 2012	6,845,250	$18.45	5.90	$13,780,786

Options vested and expected to vest at December 31, 2012	6,781,587	18.52	5.87	13,469,086
Options exercisable at December 31, 2011	1,932,462	23.16	5.05	53,019
Options exercisable at December 31, 2012	4,637,867	$21.68	4.57	$3,133,148

(1)	Pursuant to the terms of Dean Foods’ stock option plans, options that are cancelled or forfeited may be available for future grants.
(2)	Transferred options are attributable to employees that transferred to or from other Dean Foods’ divisions.

The following table summarizes information about options outstanding and exercisable at December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted- average remaining contractual life	Weighted-average exercise price	Number exercisable	Weighted- average exercise price
$7.44 to 10.35	1,107,200	8.04	$10.32	407,803	$10.30
10.63 to 13.70	1,369,015	9.09	12.07	7,298	12.11
14.25 to 14.56	435,416	6.97	14.55	289,817	14.55
15.99 to 18.31	757,998	1.66	18.05	757,328	18.05
18.84 to 19.98	53,173	2.91	19.55	53,173	19.55
20.07	868,270	6.12	20.07	868,270	20.07
20.19 to 25.37	927,204	4.88	24.92	927,204	24.92
25.39 to 25.69	694,240	3.05	25.64	694,240	25.64
25.81 to 30.12	554,963	4.12	29.90	554,963	29.90
30.64 to 31.74	77,771	4.18	$30.69	77,771	$30.69

The following table summarizes additional information regarding stock option activity for our direct participants in the Dean Foods plan:

	Year ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted	$4.72	$4.04	$4.51
Intrinsic value of options exercised	105	13	204
Fair value of shares vested	3,651	3,433	5,118
Tax benefit related to stock option expense	460	646	1,071

During the year ended December 31, 2012, Deans Foods received $0.5 million of cash from stock option exercises by our direct participants in the Dean Foods incentive compensation plans.

At December 31, 2012, there was $1.5 million of total unrecognized stock option expense, all of which is related to non-vested awards of the Company’s employees who participated in the Dean Foods incentive compensation plans. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 0.9 years.

WhiteWave Stock Options

Under the terms of the 2012 SIP, our employees may be granted options to purchase our common stock at a price equal to the market price on the date the option is granted. Our employee options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date, and one-third on the third anniversary of the grant date.

Share-based compensation expense for stock options is recognized ratably over the vesting period. The expense totaled $0.6 million for the year ended December 31, 2012. The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Year ended December 31, 2012
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.05%

Since the Company’s common stock had not yet been publicly traded at the grant date, the expected term was determined under the simplified method, using an average of the contractual term and vesting period of the stock options. The expected volatility assumption was calculated based on a compensation peer group analysis of stock price volatility with a six-year look back period ending on the grant date. The risk-free rates were based on the average implied yield available on five-year and seven-year U.S. Treasury issues. We have not paid, and do not anticipate paying, a cash dividend on our common stock.

The following table summarizes stock option activity during the year ended December 31, 2012:

	Number of options	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
Options outstanding at January 1, 2012	—	$—
Granted	2,445,327	16.98
Forfeited and cancelled(1)	—	—
Exercised	—	—

Options outstanding at December 31, 2012	2,445,327	$16.98	9.82	$10,605

Options vested and expected to vest at December 31, 2012	2,314,343	16.98	9.82	10,007
Options exercisable at December 31, 2012	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, options that are cancelled or forfeited may be available for future grants.

The following table summarizes information about options outstanding at December 31, 2012. There were no exercisable options at December 31, 2012:

	Options outstanding
Range of exercise prices	Number outstanding	Weighted- average remaining contractual life	Weighted- average exercise price
$15.17 to $17.00	2,445,327	9.82	16.98

The tax benefit related to stock option expense for the year ended December 31, 2012 was $0.2 million. At December 31, 2012, there was $11.4 million of total unrecognized stock option expense, all of which is related to non-vested awards. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 2.8 years.

Dean Foods RSUs

RSUs are issued to certain senior employees as part of the long-term incentive program. An RSU represents the right to receive one share of common stock in the future. RSUs have no exercise price. RSUs granted to employees generally vest ratably over three years. All unvested RSUs vest immediately upon a change in control, and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability.

The following table summarizes RSU activity during the year ended December 31, 2012:

RSUs outstanding January 1, 2012	431,608
RSUs issued	207,756
RSUs cancelled or forfeited(1)	(48,777)
Shares issued upon vesting of RSUs	(214,626)
RSUs transferred(2)	410,749

RSUs outstanding at December 31, 2012	786,710

Weighted average grant date fair value per share	$12.67

(1)	Pursuant to the terms of the stock unit plans, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.
(2)	Transferred RSUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

The following table summarizes information about our RSU grants and RSU expense during the years ended December 31, 2012, 2011, and 2010:

	Year ended December 31,
	2012	2011	2010
	(In thousands, except per share amounts)
Weighted-average grant date fair value per share of RSUs granted	$12.07	$10.34	$13.70
Tax benefit related to RSU expense	1,163	1,378	1,552

RSU expense totaled $3.1 million, $3.5 million, and $4.0 million for the years ended December 31, 2012, 2011, and 2010, respectively. At December 31, 2012, there was $3.0 million of total unrecognized RSU expense, all of which is related to unvested awards. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 0.8 years.

WhiteWave RSUs

RSUs are issued to certain senior employees under the 2012 SIP as part of the long-term incentive program. An RSU represents the right to receive one share of common stock in the future. RSUs have no exercise price. RSUs granted to employees vest ratably over three years.

The following table summarizes RSU activity during the year ended December 31, 2012:

RSUs outstanding January 1, 2012	—
RSUs issued	674,681
Shares issued upon vesting of RSUs	—
RSUs cancelled or forfeited(1)	—

RSUs outstanding at December 31, 2012	674,681

Weighted average grant date fair value per share	$16.98

(1)	Pursuant to the terms of the SIP, employees have the option of forfeiting RSUs to cover their minimum statutory tax withholding when shares are issued. RSUs that are cancelled or forfeited may be available for future grants.

The following table summarizes information about our RSU grants and RSU expense during the year ended December 31, 2012:

Year ended December 31, 2012
(In thousands, except per share amounts)
Weighted-average grant date fair value per share of RSUs granted	$16.98
Tax benefit related to RSU expense	222

RSU expense totaled $0.6 million for the year ended December 31, 2012. At December 31, 2012, there was $10.9 million of total unrecognized RSU expense, all of which is related to unvested awards. This compensation expense is expected to be recognized over the weighted-average remaining vesting period of 2.8 years.

Dean Foods Cash Performance Units

In 2010, Dean Foods began granting cash performance units (“CPUs”) to employees as part of its long-term incentive compensation program under the terms of the 2007 Plan. The CPU awards are cash-settled awards and are designed to link compensation of certain executive officers and other key employees to Dean Foods’ performance over a three-year period. The performance metric, as defined in the awards, is the performance of the Dean Foods stock price relative to that of a peer group of companies. The range of payout under the awards is between 0% and 200% and is payable in cash at the end of each respective performance period. The fair value of the awards is measured at each reporting period. Compensation expense related to the Company’s direct employees is recognized over the vesting period which is recorded in general and administrative expenses in the consolidated statements of operations. The expense totaled $1.3 million and $0.2 million for the years ended December 31, 2012 and 2011, respectively. In the fourth quarter of 2012, the Company recorded a $0.7 million credit to expense due to a reduction of the payout assumption related to the 2010 awards. In the period subsequent to completion of our initial public offering, a corresponding liability has been recorded in other long-term liabilities in our consolidated balance sheet. In periods prior to completion of our initial public offering, a liability related to these units has not been reflected in the consolidated balance sheets as the payout was to be funded by Dean Foods. The following table summarizes CPU activity during the year ended December 31, 2012. There were no cash awards prior to 2010 related to our employees.

Units
Outstanding at January 1, 2012	2,206,250
Granted	487,500
Converted/paid	—
Forfeited	(200,000)
Transferred(1)	3,611,250

Outstanding at December 31, 2012	6,105,000

(1)	Transferred CPUs are attributable to employees that transferred to or from other Dean Foods’ divisions.

Dean Foods Phantom Shares

In 2011, Dean Foods began granting phantom shares as part of its long-term incentive compensation program, which are similar to RSUs in that they are based on the price of Dean Foods stock and vest ratably over a three-year period, but are cash-settled based upon the value of Dean Foods stock at each vesting period. All unvested phantom shares vest immediately upon a change of control and in the following additional circumstances: (i) an employee with 10 years of service retires after reaching the age of 55, (ii) an employee retires after reaching the age of 65, and (iii) in certain cases upon death or qualified disability. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the consolidated statements of operations. The expense totaled $2.4 million and $0.8 million for the years ended December 31, 2012 and 2011, respectively. In the period subsequent to completion of our initial public offering, a corresponding liability has been recorded in other long-term liabilities in our consolidated balance sheet. In periods prior to completion of our initial public offering, a liability related to these units has not been reflected in the consolidated balance sheets as the payout was to be funded by Dean Foods. The following table summarizes the phantom share activity during the year ended December 31, 2012:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2012	255,544	$10.34
Granted	243,775	12.13
Converted/paid	(80,911)	10.35
Forfeited	(27,844)	10.75
Transferred(1)	7,054	11.64

Outstanding at December 31, 2012	397,618	$11.43

(1)	Transferred phantom shares are attributable to employees that transferred to or from other Dean Foods’ divisions.

WhiteWave Phantom Shares

We grant phantom shares under the 2012 SIP as part of our long-term incentive compensation program, which are similar to RSUs in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at each vesting period. The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the consolidated statement of operations. The expense totaled $0.2 million for the year ended December 31, 2012. A corresponding liability has been recorded in other long-term liabilities in our consolidated balance sheet. The following table summarizes the phantom share activity during the year ended December 31, 2012:

	Shares	Weighted-average grant date fair value per share
Outstanding at January 1, 2012	—	$—
Granted	225,771	17.00
Converted/paid	—	—
Forfeited	—	—

Outstanding at December 31, 2012	225,771	$17.00

WhiteWave Stock Appreciation Rights (“SARs”)

We grant SARs under the 2012 SIP as part of our long-term incentive compensation program, which are similar to stock options in that they are based on the price of WhiteWave stock and vest ratably over a three-year period, but are cash-settled based upon the value of WhiteWave stock at the exercise date.

The fair value of each SAR is estimated on the date of grant using the Black-Scholes valuation model with the following assumptions:

Year ended December 31, 2012
Expected volatility	28%
Expected dividend yield	0%
Expected option term	6 years
Risk-free rate of return	1.05%

Since the Company’s common stock had not yet been publicly traded at the grant date, the expected volatility assumption was calculated based on a compensation peer group analysis of stock price volatility with a six-year look back period ending on the grant date. The risk-free rates were based on the average implied yield available on five-year and seven-year U.S. Treasury issues. The Company does not anticipate paying a cash dividend on its common stock.

The fair value of the awards is re-measured at each reporting period. Compensation expense is recognized over the vesting period, which is recorded in general and administrative expenses in the consolidated statement of operations. The expense totaled $0.1 million for the year ended December 31, 2012. A corresponding liability has been recorded in other long-term liabilities in our consolidated balance sheet. The following table summarizes SAR activity during the year ended December 31, 2012:

	Number of SARs	Weighted average exercise price	Weighted average contractual life	Aggregate intrinsic value
SARs outstanding at January 1, 2012	—	$—
Granted	211,111	17.00
Forfeited and cancelled(1)	—	—
Exercised	—	—

SARs outstanding at December 31, 2012	211,111	$17.00	9.82	$—

SARs vested and expected to vest at December 31, 2012	199,810	17.00	9.82	—
SARs exercisable at December 31, 2012	—	$—	—	$—

(1)	Pursuant to the terms of the SIP, SARs that are cancelled or forfeited may be available for future grants.

Share-Based Compensation Expense

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods long-term incentive compensation plan in periods prior to completion of our initial public offering:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Share-based compensation expense funded Dean Foods
Dean Foods stock options	$1,006	$1,708	$2,835
Dean Foods RSUs	2,433	3,510	3,953
Dean Foods CPUs	2,025	204	—
Dean Foods phantom shares	2,009	824	—

Total share-based compensation expense funded Dean Foods	$7,473	$6,246	$6,788

The following table summarizes the share-based compensation expense recognized for the Company’s direct participants in the Dean Foods equity classified plans, as well as expense related to the Company’s equity classified plans, in periods after the completion of our initial public offering:

	Year ended December 31,
	2012	2011	2010
	(In thousands)
Share-based compensation expense
Dean Foods stock options	$220	$—	$—
Dean Foods RSUs	668	—	—
WhiteWave stock options	602	—	—
WhiteWave RSUs	566	—	—

Total share-based compensation expense	$2,056	$—	$—